Other Non-Current Liabilities	12 Months Ended
Jun. 30, 2026
Other Non-Current Liabilities [Abstract]
OTHER NON-CURRENT LIABILITIES

13. OTHER NON-CURRENT LIABILITIES

On June 20, 2023, August 8, 2023, September 14, 2023, December 27, 2023, and March 19, 2024, Plutonian Investments LLC provided Plutonian, a former wholly-owned subsidiary of the Company, with unsecured and interest-free promissory notes of $150,000, $210,000, $140,000, $300,000 and $350,000, respectively, to be used, in part, for working capital and term extension fees.

On June 10, 2024, Plutonian Investments LLC transferred all promissory notes mentioned above with a total amount of $1,150,000 (the “Loan”) to a third party. Meanwhile, the Loans was extended to a 3-year term payable to the third party. On June 11, 2024, the third party waived all its rights to any share conversion agreed in the previous promissory notes and confirmed the outstanding principal of the Loan remains $1,150,000 with no additional penalties or interest charged.

Since Plutonian has been deregistered in April 2025, the payable has been transferred to be borne by the Company. On June 16, 2026, the Loan has been further extended a 3-year term.